EMPLOYEE BENEFITS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 717,782
Effect on present value of obligations | shares	(16,457,230)
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Medical Inflation [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,736,446
Effect on present value of obligations | shares	39,589,932
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Mortality Table [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (2,702,833)
Effect on present value of obligations | shares	(28,638,170)
Sensitivity level, year	+1 ano
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (771,601)
Effect on present value of obligations | shares	17,767,261
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	- 1 ano
Actuarial Assumption Of Medical Inflation [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,260,736)
Effect on present value of obligations | shares	(34,549,491)
Actuarial Assumption Of Mortality Table [Member] | Actuarial assumption of mortality rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 2,860,583
Effect on present value of obligations | shares	30,309,624
Sensitivity level, year	- 1 ano